Taxes On Income (Schedule Of Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes	$ 2,192		$ 1,661		$ 2,197
Taxes in respect to previous years			67		145
Deferred taxes	692		250		106
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws